Current Assets - Trade And Other Receivables - Carrying amount of trade and other receivables (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade and other current receivables [abstract]
Trade receivables	$ 2,143,889	$ 263,421
Allowance for doubtful debts	(25,155)	(23,452)	$ (88,859)
Trade receivables	2,118,734	239,969
R&D Tax claim	179,863	2,434,430
BARDA and other receivables	681,505	2,762,958
Carrying amount of trade and other receivables	$ 2,980,102	$ 5,437,357